Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,309	¥13,455	¥3,083	¥1,702	¥20,549
Payables under securities lending transactions	1,811	1,970	1,768	—	5,549
Obligations to return securities received as collateral	3,329	102	85	—	3,516

Total	¥7,449	¥15,527	¥4,936	¥1,702	¥29,614

	September 30, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,436	¥13,967	¥3,320	¥2,334	¥22,057
Payables under securities lending transactions	1,539	1,774	1,477	—	4,790
Obligations to return securities received as collateral	2,468	43	189	—	2,700

Total	¥6,443	¥15,784	¥4,986	¥2,334	¥29,547

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,975	¥5,030	¥2,020	¥10,025
Foreign governments and official institutions bonds	13,195	—	1,101	14,296
Corporate bonds	636	1	117	754
Residential mortgage-backed securities	3,401	—	—	3,401
Other debt securities	205	—	3	208
Marketable equity securities	104	518	275	897
Others	33	—	—	33

Total	¥20,549	¥5,549	¥3,516	¥29,614

	September 30, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,244	¥4,014	¥860	¥7,118
Foreign governments and official institutions bonds	15,347	—	1,287	16,634
Corporate bonds	430	2	131	563
Residential mortgage-backed securities	3,840	—	—	3,840
Other debt securities	123	—	4	127
Marketable equity securities	37	774	418	1,229
Others	36	—	—	36

Total	¥22,057	¥4,790	¥2,700	¥29,547